Nature of Operations	3 Months Ended
Jul. 31, 2025
Disclosure Of Nature Of Operations [Abstract]
Nature Of Operations
1.
NATURE OF OPERATIONS

MindWalk Holdings Corp. (the "Company" or “MindWalk”) was incorporated under the laws of Alberta on November 22, 1983. The Company is listed on the Nasdaq Capital Market (“Nasdaq”) under the trading ticker symbol “HYFT.” The Company changed its corporate name from ImmunoPrecise Antibodies Ltd. to MindWalk Holdings Corp. on September 3, 2025. The Company is a supplier of custom antibody discovery services. The address of the Company's corporate office is Industrious 823 Congress Ave Suite 300 Austin, Texas 78701.

Going concern basis

The condensed interim consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern. The Company has incurred operating losses since its inception, including $3.0 million for the three months ended July 31, 2025, and has accumulated a deficit of $131.8 million as of July 31, 2025. The Company had $5.0 million cash on hand as of July 31, 2025. The Company expects its cash on hand as of July 31, 2025, will be insufficient to fund the Company's operations for at least one year from the date these financial statements are available to be issued. These conditions raise material uncertainties which cast significant doubt as to whether the Company will be able to continue as a going concern should it not be able to obtain financing necessary to fund its planned revenue growth and working capital requirements.

The Company will need to raise additional funds to finance its operations and strategic goals and there can be no assurances that sufficient funding, including adequate financing, will be available. The ability of the Company to arrange additional financing in the future depends in part on the prevailing capital market conditions and profitability of its operations. If the Company is unable to raise sufficient funds, reductions in expenditures will be required, and this may impact the future growth plans of the Company.

On August 6, 2025, the Company completed the sale of its IPA Europe B.V. to AVS Bio, a portfolio company of Arlington Capital Partners for total enterprise value of $12 million USD. The transaction generated $11.7 million USD in net proceeds. The divestiture included the purchase of the net assets of IPA Europe B.V., including the Oss and Utrecht locations.